Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Property, Plant and Equipment [Line Items]
Computer hardware	$ 63,367	$ 8,092	$ 40,390
Sub-total	63,367	8,092	40,390
Less: accumulated depreciation	(8,250)	(1,054)	(6,879)
Property and equipment, net	$ 55,117	$ 7,038	$ 33,511